Cover	Nov. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2024
Entity File Number	1-03480
Entity Registrant Name	WISDOMTREE BITCOIN FUND
Entity Central Index Key	0001850391
Entity Tax Identification Number	99-6119726
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West 34th Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(866)
Local Phone Number	909-9473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest of WisdomTree Bitcoin Fund
Trading Symbol	BTCW
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	formerly WisdomTree Bitcoin Trust